DEPOSITS AND PREPAYMENTS	12 Months Ended
Dec. 31, 2023
Deposits And Prepayments
DEPOSITS AND PREPAYMENTS

3. DEPOSITS AND PREPAYMENTS

Deposits and prepayments consist of the following:

	As of December 31,
	2022	2023	2023
	HK$	HK$	US$
Prepaid rent	170,335	170,335	21,807
Prepaid building management fee	28,143	31,557	4,040
Prepaid governmental rent and rates	56,600	56,950	7,291
Rental deposit	681,340	681,340	87,229
Deposit on building management fee	103,276	103,276	13,222
Others	11,000	52,791	6,760
Total	1,050,694	1,096,249	140,349